TAXES ON INCOME (Schedule of Deferred Income Taxes) (Details) - USD ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Carryforward tax losses and credits	[1],[2]	$ 42,344	$ 44,186
Property, equipment and intangibles		26,249	23,992
Inventory accrual		1,828	1,555
Vacation accrual		979	1,132
Supplementary tax advances		1,002	969
Deferred revenues		367	446
Research and development costs		2,531	1,227
Other temporary differences		3,332	2,603
Gross deferred tax assets		78,632	76,110
Valuation allowance		(56,169)	(54,170)
Net deferred tax assets		22,463	21,940
Gross deferred tax liabilities
Property and equipment		(3,703)	(3,748)
Other temporary differences		(495)	(641)
Gross deferred tax liabilities		(4,198)	(4,389)
Net deferred tax assets		$ 18,265	$ 17,551

[1]	Excluding capital losses carryforwards, which are not part of the Company’s on-going business, and for which the Company records full valuation allowance
[2]	The amounts are shown after reduction for unrecognized tax benefits of $2,617 and $2,464 as of December 31, 2022 and 2021, respectively.